Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Prairie Operating Co LLC [Member]	Noncontrolling Interest [Member]
Balance - June 7, 2022 (date of inception) at Dec. 31, 2020	$ 17			$ 351	$ 23,206,367	$ (30,039,146)	$ (6,844,909)		$ (12,498)
Beginning balance, shares at Dec. 31, 2020	173,993			3,506,752
Warrants issued for services					2,270,015		2,270,015
Exercise of stock options				$ 30	50,595		$ 50,625
Exercise of stock options, shares				302,644			317,500
Conversion of series A preferred stock to common	$ (1)			$ 50	(49)
Conversion of series A preferred stock to common, shares	(8,750)			500,000
Conversion of series B preferred stock to common				$ 95	(95)
Conversion of series B preferred stock to common, shares		(1,280)		948,646
Dividend on Series A preferred stock					(254,322)		(254,322)
Dividend on Series B preferred stock					(118,003)		(118,003)
Net loss						(17,270,703)	(17,270,703)
Stock based compensation					9,726,950		9,726,950
Issuance of series A preferred stock to settle accrued liabilities and compensation	$ 6				588,044		588,050
Issuance of Series A preferred stock to settle accrued liabilities and compensation, shares	58,721
Issuance of common stock and warrants, net				$ 293	3,924,757		3,925,050
Issuance of common stock and warrants, net, shares				2,933,340
Issuance of series B preferred stock and warrants, net					4,378,995		4,378,995
Issuance of series B preferred stock and warrants, net, shares		5,000
Issuance of series C preferred stock and warrants, net			$ 1		7,733,600		7,733,601
Issuance of series C preferred stock and warrants net, shares			7,880
Write-off of non-controlling interest							12,498		12,498
Balance - December 31, 2022 at Dec. 31, 2021	$ 22		$ 1	$ 819	51,506,854	(47,309,849)	4,197,847
Ending balance, shares at Dec. 31, 2021	223,964	3,720	7,880	8,191,382
Warrants issued for services					109,383		109,383
Exercise of Warrants				$ 60	899,940		900,000
Exercise of Warrants, shares				600,000
Replacement warrants issued					1,608,000		1,608,000
Exercise of stock options				$ 19	(19)
Exercise of stock options, shares				185,216
Issuance of common stock for services				$ 3	44,997		45,000
Issuance of common stock for services, shares				30,000
Issuance of series A preferred stock to settle compensation	$ 2				160,718		160,720
Issuance of series A preferred stock to settle compensation, shares	16,072
Issuance of series B preferred stock to settle liabilities					111,459		111,459
Issuance of series B preferred stock to settle liabilities, shares		112
Conversion of series A preferred stock to common	$ (2)			$ 119	(117)
Conversion of series A preferred stock to common, shares	(20,798)			1,188,456
Conversion of series B preferred stock to common				$ 120	(120)
Conversion of series B preferred stock to common, shares		(1,532)		1,208,751
Conversion of secured convertible debentures to common				$ 4	6,296		6,300
Conversion of secured convertible debenture to Common stock, shares				36,000
Dividend on Series A preferred stock					(66,763)		(66,763)
Dividend on Series B preferred stock					(32,837)		(32,837)
Net loss						(3,089,095)	(3,089,095)
Balance - December 31, 2022 at Mar. 31, 2022	$ 22		$ 1	$ 1,144	54,347,791	(50,398,944)	3,950,014
Ending balance, shares at Mar. 31, 2022	219,238	2,300	7,880	11,439,805
Balance - June 7, 2022 (date of inception) at Dec. 31, 2021	$ 22		$ 1	$ 819	51,506,854	(47,309,849)	4,197,847
Beginning balance, shares at Dec. 31, 2021	223,964	3,720	7,880	8,191,382
Warrants issued for services					472,501		472,501
Exercise of Warrants				$ 77	983,253		983,330
Exercise of Warrants, shares				766,660
Replacement warrants issued					1,608,000		1,608,000
Exercise of stock options				$ 19	(19)
Exercise of stock options, shares				185,216			217,500
Issuance of common stock for services				$ 3	44,997		$ 45,000
Issuance of common stock for services, shares				30,000
Issuance of series A preferred stock to settle compensation	$ 6				555,694		555,700
Issuance of series A preferred stock to settle compensation, shares	55,576
Conversion of series A preferred stock to common	$ (3)			$ 134	(131)
Conversion of series A preferred stock to common, shares	(23,423)			1,338,456
Conversion of series B preferred stock to common				$ 195	(195)
Conversion of series B preferred stock to common, shares		(2,472)		1,962,448
Conversion of secured convertible debentures to common				$ 4	6,296		6,300
Conversion of secured convertible debenture to Common stock, shares				36,000
Dividend on Series A preferred stock					(273,497)		(273,497)
Dividend on Series B preferred stock					(90,887)		(90,887)
Net loss						(13,418,814)	(13,418,814)
Recission of common stock issued for services				$ (3)	3
Recission of common stock issued for services, shares				(30,000)
Issuance of common stock for investment				$ 17	99,983		100,000
Issuance of common stock for investment, shares				169,205
Issuance of series B preferred stock to settle liabilities					189,466		189,466
Issuance of series B preferred stock to settle liabilities, shares		191
Issuance of common stock, net					(4)	(1)	(5)
Issuance of common stock, net, shares				11,502
Conversion of series C preferred stock to common				$ 19	(19)
Conversion of series C preferred stock to common, shares			(250)	185,167
Settlement to exchange warrant shares for convertible note				$ (60)	(899,940)		(900,000)
Settlement to exchange warrant shares for convertible note, shares				(600,000)
Balance - December 31, 2022 at Dec. 31, 2022	$ 25		$ 1	$ 1,224	54,202,355	(60,728,664)	(6,525,059)	$ (381,520)
Ending balance, shares at Dec. 31, 2022	256,117	1,439	7,630	12,246,036
Balance - June 7, 2022 (date of inception) at Jun. 06, 2022
Net loss								(461,520)
Capital contributions								80,000
Balance - December 31, 2022 at Dec. 31, 2022	$ 25		$ 1	$ 1,224	54,202,355	(60,728,664)	$ (6,525,059)	(381,520)
Ending balance, shares at Dec. 31, 2022	256,117	1,439	7,630	12,246,036
Exercise of stock options, shares
Issuance of series A preferred stock to settle compensation	$ 2				170,118		$ 170,120
Issuance of series A preferred stock to settle compensation, shares	17,012
Issuance of series B preferred stock to settle liabilities					19,424		19,424
Issuance of series B preferred stock to settle liabilities, shares		19
Dividend on Series A preferred stock					(75,784)		(75,784)
Dividend on Series B preferred stock					(19,688)		(19,688)
Net loss						(971,366)	(971,366)	(64,392)
Capital contributions
Balance - December 31, 2022 at Mar. 31, 2023	$ 27		$ 1	$ 1,224	$ 54,296,425	$ (61,700,030)	$ (7,402,353)	$ (445,912)
Ending balance, shares at Mar. 31, 2023	273,129	1,458	7,630	12,246,036